Convertible Debt and Treasury Stock - Treasury Stock (Details) - USD ($) $ in Thousands, shares in Millions	11 Months Ended	12 Months Ended				17 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2003	May 31, 2015	Feb. 29, 2016
Treasury Stock
Payment for repurchase of ordinary shares		$ 26,125	$ 61,714	$ 249,004
2013 Program
Treasury Stock
Amount approved to repurchase of ordinary shares from net proceeds from convertible senior notes					$ 100,000
Amount authorized to repurchase					$ 100,000
Number of ordinary shares repurchased		1.2	1.2
2014 Program
Treasury Stock
Amount authorized to repurchase				$ 500,000
Number of ordinary shares repurchased						8.1
Payment for repurchase of ordinary shares						$ 311,000
2016 Program
Treasury Stock
Amount authorized to repurchase							$ 500,000
Number of ordinary shares repurchased		0.3
Payment for repurchase of ordinary shares	$ 26,100